UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 10, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     429262


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alaska Comm Systems Group   COMMON              01167P101      242    28028     X    SOLE                    28028
Banknorth Group Inc         COMMON              06646R107    23265   635660     X    SOLE                   635660
Caersars Entertainment Inc  COMMON              127687101    55084  2735030     X    SOLE                  2735030
Citizens Communications     COMMON              17453B101     6437   466810     X    SOLE                   466810
Comdisco Hldg Co Inc Cmn    COMMON              200334100     2135    95701     X    SOLE                    95701
DoubleClick                 COMMON              258609304     3195   410695     X    SOLE                   410695
Femsa                       COMMON              344419106    18990   360967     X    SOLE                   360967
Gartner Inc Class B         COMMON              366651206     8622   701523     X    SOLE                   701523
Goldcorp Inc                COMMON              380956409     2463   163760     X    SOLE                   163760
Hollywood Entertainment     COMMON              436141105     1823   139287     X    SOLE                   139287
Kaneb Services LLC          COMMON              484173109      522    12084     X    SOLE                    12084
Liberty Media- A            COMMON              530718105    10663   971149     X    SOLE                   971149
Mandalay Resort Group       COMMON              562567107    49322   700302     X    SOLE                   700302
McLeod USA                  COMMON              582266706       38    52521     X    SOLE                    52521
Mylan Laboratories          COMMON              628530107     5544   313590     X    SOLE                   313590
Neighborcare Inc            COMMON              64015Y104    14057   457587     X    SOLE                   457587
Neiman Marcus cl B          COMMON              640204301    12834   192128     X    SOLE                   192128
NextWave Telecom            COMMON              65332M103    68308  9193510     X    SOLE                  9193510
PeopleSoft                  COMMON              712713106    32044  1209200     X    SOLE                  1209200
Sprint Corp                 COMMON              852061100    70244  2826730     X    SOLE                  2826730
Stelmar Shipping LTD        COMMON              V8726M103    19151   401399     X    SOLE                   401399
Veritas Software            COMMON              923436109    17945   628563     X    SOLE                   628563
Mandalay Bay Mar 65 Calls   OPTION              562567107      213      380     X    SOLE                      380
Mandalay Bay Jan 65 call    OPTION              562567107     3078     5597     X    SOLE                     5597
Neighborcare Jan 25 Call    OPTION              64015Y104     1425     2375     X    SOLE                     2375
Sprint Jan 22.5 Call        OPTION              852061100      108      439     X    SOLE                      439
Veritas May 25 Call         OPTION              923436109     1510     2961     X    SOLE                     2961